financial instruments - Fair Values Derivatives (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2018 CAD ($) $ / $	Dec. 31, 2017 CAD ($) $ / $	Jan. 01, 2017 CAD ($)
Disclosure of detailed information about financial instruments
Current Assets, Fair value and carrying value	$ 29,000,000	$ 18,000,000	$ 11,000,000
Current Liabilities, Fair value and carrying value	$ 3,000,000	$ 33,000,000	$ 12,000,000
Derivatives | HFH
Disclosure of detailed information about financial instruments
Hedge ratio	100.00%	100.00%
Current Asset derivatives
Disclosure of detailed information about financial instruments
Current Assets, Fair value and carrying value	$ 29,000,000	$ 18,000,000
Current Asset derivatives | Currency risk related to purchases | HFH | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2019	2018
Current Assets, Notional amount	$ 361,000,000	$ 110,000,000
Current Assets, Fair value and carrying value	$ 17,000,000	$ 2,000,000
Rate | $ / $	1.25	1.24
Current Asset derivatives | Currency risk related to revenues | HFT | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2019	2018
Current Assets, Notional amount	$ 1,000,000	$ 71,000,000
Current Assets, Fair value and carrying value		$ 1,000,000
Rate | $ / $	1.32	1.25
Current Asset derivatives | Other market risk | HFH
Disclosure of detailed information about financial instruments
Maximum maturity date	2018	2018
Current Assets, Notional amount	$ 76,000,000	$ 73,000,000
Current Assets, Fair value and carrying value	12,000,000	14,000,000
Price	$ 41.07	$ 40.91
Current Asset derivatives | Currency risk related to long-term debt | HFH | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2018	2018
Current Assets, Notional amount	$ 3,000,000	$ 124,000,000
Current Assets, Fair value and carrying value		$ 1,000,000
Rate | $ / $	1.28	1.24
Current Asset derivatives | Interest rate risk | HFH
Disclosure of detailed information about financial instruments
Maximum maturity date	2019	-
Current Assets, Notional amount	$ 8,000,000
Interest rate on borrowings	2.64%
Other Long-Term Asset derivatives
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Other Long-Term Assets, Fair value and carrying value	$ 6,000,000	$ 6,000,000
Other Long-Term Asset derivatives | Other market risk | HFH
Disclosure of detailed information about financial instruments
Maximum maturity date	2020	2019
Price	$ 47.08	$ 45.46
Other Long-Term Assets, Notional amount	132,000,000	63,000,000
Other Long-Term Assets, Fair value and carrying value	$ 6,000,000	$ 6,000,000
Other Long-Term Asset derivatives | Interest rate risk | HFH
Disclosure of detailed information about financial instruments
Maximum maturity date	2022	-
Interest rate on borrowings	2.64%
Other Long-Term Assets, Notional amount	$ 144,000,000
Current Liabilities derivatives
Disclosure of detailed information about financial instruments
Current Liabilities, Fair value and carrying value	$ 3,000,000	$ 33,000,000
Current Liabilities derivatives | Currency risk related to purchases | HFH | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2019	2018
Rate | $ / $	1.32	1.30
Current Liabilities, Notional amount	$ 28,000,000	$ 376,000,000
Current Liabilities, Fair value and carrying value		$ 14,000,000
Current Liabilities derivatives | Currency risk related to revenues | HFT | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2019	-
Rate | $ / $	1.32
Current Liabilities, Notional amount	$ 117,000,000
Current Liabilities, Fair value and carrying value	$ 3,000,000
Current Liabilities derivatives | Currency risk related to long-term debt | HFH | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	-	2018
Rate | $ / $		1.28
Current Liabilities, Notional amount		$ 1,036,000,000
Current Liabilities, Fair value and carrying value		$ 18,000,000
Current Liabilities derivatives | Interest rate risk | HFH | GOC 2.14% 10-year term note
Disclosure of detailed information about financial instruments
Maximum maturity date	-	2018
Interest rate on borrowings		2.14%
Debt instrument term	10 years
Current Liabilities, Notional amount		$ 300,000,000
Current Liabilities, Fair value and carrying value		$ 1,000,000
Other Long-Term Liabilities derivatives | Currency risk related to long-term debt | HFH | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2048	2027
Rate | $ / $	1.29	1.32
Other Long-Term Liabilities, Notional amount	$ 4,166,000,000	$ 1,910,000,000
Other Long-Term Liabilities, Fair value and carrying value	$ 63,000,000	$ 76,000,000